GEOGRAPHICAL INFORMATION (Details) - CAD CAD in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Geographical Information
Oil and natural gas sales, net of royalties	CAD 920,693	CAD 722,732	CAD 884,392
Depletion, depreciation and accretion	250,774	328,964	508,179
Property, plant and equipment	900,031	738,430	1,186,273
Goodwill	638,878	651,663	657,831
Income tax receivable	50,108
Canada
Geographical Information
Oil and natural gas sales, net of royalties	227,031	233,391	369,559
Depletion, depreciation and accretion	89,936	126,062	198,641
Property, plant and equipment	246,604	304,048	435,604
Goodwill	451,121	451,121	451,121
U.S.
Geographical Information
Oil and natural gas sales, net of royalties	693,662	489,341	514,833
Depletion, depreciation and accretion	160,838	202,902	309,538
Property, plant and equipment	653,427	434,382	750,669
Goodwill	187,757	CAD 200,542	CAD 206,710
Income tax receivable	CAD 50,108